Other payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Other payables and accrued liabilities [Abstract]
Contract deposit	$ 89,383,227	$ 81,095,384
Accrued expense	41,715,403	22,325,547
Deed tax and maintenance fund withheld for customers	12,149,522	10,566,064
Bidding deposit	2,983,801	1,959,950
Welfare payable	1,657,567	1,489,242
Other tax payable	8,172,022	7,908,792
Accrued aircraft operating expense	842,663	1,251,952
Accrued interest expense	54,250,778	42,371,395
Others	88,963,349	30,692,839
Total	$ 300,118,332	$ 199,661,165